Note 1 - Description of Business and Summary of Significant Accounting Policies (Details)	0 Months Ended	12 Months Ended			0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended
	Oct. 01, 2012	Mar. 31, 2014	Mar. 31, 2013 Japan, Yen	Mar. 31, 2013 United States of America, Dollars	Sep. 06, 2012 Denominator [Member]	Oct. 01, 2012 Denominator [Member]	Sep. 06, 2012 Numerator [Member]	Oct. 01, 2012 Numerator [Member]	Mar. 31, 2014 Software and Software Development Costs [Member]	Mar. 31, 2014 Minimum [Member]	Mar. 31, 2014 Maximum [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage Of Voting Shares Owned By NTT Group		26.40%
Foreign Currency Exchange Rate, Translation			102.98	1
Systems Operation And Maintenance Contract Period										1 year	5 years
Finite-Lived Intangible Asset, Useful Life										6 years	19 years
Stockholders' Equity Note, Stock Split, Conversion Ratio	200				200	200	1	1
Property, Plant and Equipment, Useful Life									5 years
Number of Operating Segments		2